UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

COMMON STOCKS — 85.1%	Shares	Value
Information Technology — 19.0%
Software — 5.0%
Microsoft Corp.	1,800,000	$46,800,000
Computers & Peripherals — 4.9%
Dell, Inc.*	2,700,000	45,009,000
Semiconductors — 4.3%
Texas Instruments, Inc.	1,200,000	39,396,000
Internet Software & Services — 3.8%
Google, Inc. - CL A*	69,700	35,294,686
IT Services — 1.0%
Accenture plc - CL A	150,000	9,063,000
		175,562,686
Consumer Discretionary — 17.8%
Cable & Satellite — 7.2%
Liberty Global, Inc. - Series C*	850,000	36,295,000
Comcast Corp. - CL A Special	1,250,000	30,287,500
		66,582,500
Internet & Catalog Retail — 4.8%
Liberty Media Corp. -
Interactive - Series A*	2,650,000	44,440,500
Advertising — 3.0%
Omnicom Group, Inc.	575,000	27,692,000
Multiline Retail — 2.8%
Target Corp.	550,000	25,800,500
		164,515,500
Financials — 14.3%
Insurance Brokers — 5.1%
Aon Corp.	925,000	47,452,500
Commercial Banks — 4.4%
Wells Fargo & Co.	1,440,000	40,406,400
Property & Casualty Insurance — 4.2%
Berkshire Hathaway, Inc. - CL B*	500,000	38,695,000
Mortgage REIT’s — 0.6%
Redwood Trust, Inc.	377,200	5,703,264
		132,257,164
Industrials — 9.9%
Air Freight & Logistics — 4.2%
United Parcel Service, Inc. - CL B	530,000	38,652,900
Industrial Conglomerates — 3.7%
Tyco International Ltd.	700,000	34,601,000
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	225,000	18,218,250
		91,472,150
Consumer Staples — 9.8%
Food & Staples Retailing — 4.7%
Wal-Mart Stores, Inc.	500,000	26,570,000
CVS Caremark Corp.	450,000	16,911,000
		43,481,000

	Principal amount or shares	Value
Beverages — 3.6%
Anheuser-Busch InBev SA/NV -
Sponsored ADR	325,000	$18,853,250
Diageo plc - Sponsored ADR	175,000	14,327,250
		33,180,500
Household Products — 1.5%
The Procter & Gamble Co.	220,000	13,985,400
		90,646,900
Materials — 8.4%
Construction Materials — 4.2%
Martin Marietta Materials, Inc.	300,000	23,991,000
Vulcan Materials Co.	400,000	15,412,000
		39,403,000
Fertilizers & Agricultural Chemicals — 2.6%
Monsanto Co.	240,000	17,409,600
The Mosaic Co.	100,000	6,773,000
		24,182,600
Industrial Gases — 1.6%
Praxair, Inc.	135,000	14,632,650
		78,218,250
Energy — 5.9%
Integrated Oil & Gas — 4.0%
ConocoPhillips	500,000	37,595,000
Oil & Gas Exploration & Production — 1.9%
Southwestern Energy Co.*	402,653	17,265,761
		54,860,761
Other — 0.0%
Other — 0.0%
Adelphia Recovery Trust, Series ACC-7* #	3,535,000	—
Total Common Stocks
(Cost $664,737,797)		787,533,411

SHORT-TERM SECURITIES — 13.1%
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.01%(a)	10,025,738	10,025,738
U.S. Treasury Bills, 0.01% to 0.05%, 7/07/11 to 11/25/11(b)	$111,500,000	111,497,736
Total Short-Term Securities
(Cost $121,521,323)		121,523,474
Total Investments in Securities
(Cost $786,259,120)		909,056,885
Other Assets Less Other Liabilities — 1.8%		16,931,289
Net Assets — 100.0%		$925,988,174
Net Asset Value Per Share		$30.25

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

COMMON STOCKS — 84.0%	Shares	Value
Consumer Discretionary — 23.7%
Cable & Satellite — 7.5%
Liberty Global, Inc. - Series C*	560,000	$23,912,000
Comcast Corp. - CL A Special	650,000	15,749,500
Liberty Media Corp. - Capital - Series A*	160,000	13,720,000
		53,381,500
Internet & Catalog Retail — 4.3%
Liberty Media Corp. - Interactive - Series A*	1,820,000	30,521,400
Multiline Retail — 2.7%
Target Corp.	415,000	19,467,650
Education Services — 2.4%
Grand Canyon Education, Inc.*	1,050,000	14,889,000
Strayer Education, Inc.	18,000	2,275,020
		17,164,020
Movies & Entertainment — 2.3%
Live Nation Entertainment, Inc.*	1,400,000	16,058,000
Household Durables — 2.1%
Mohawk Industries, Inc.*	250,000	14,997,500
Hotels, Restaurants & Leisure — 1.5%
Interval Leisure Group, Inc.*	750,000	10,267,500
Publishing — 0.9%
The Washington Post Co. - CL B	15,000	6,284,250
		168,141,820
Financials — 18.3%
Insurance Brokers — 6.8%
Aon Corp.	600,000	30,780,000
Willis Group Holdings Ltd.	300,000	12,333,000
Brown & Brown, Inc.	200,000	5,132,000
		48,245,000
Mortgage REIT’s — 4.1%
Redwood Trust, Inc.	1,900,000	28,728,000
Property & Casualty Insurance — 3.8%
Berkshire Hathaway, Inc. - CL B*	350,000	27,086,500
Commercial Banks — 3.6%
Wells Fargo & Co.	910,000	25,534,600
		129,594,100
Information Technology — 16.4%
Software — 4.8%
Microsoft Corp.	1,315,000	34,190,000
Computers & Peripherals — 4.5%
Dell, Inc.*	1,900,000	31,673,000

	Shares	Value
Internet Software & Services — 3.7%
Google, Inc. - CL A*	36,000	$18,229,680
XO Group, Inc.*	802,691	7,986,775
		26,216,455
Semiconductors — 3.4%
Texas Instruments, Inc.	730,000	23,965,900
		116,045,355
Energy — 7.8%
Oil & Gas Exploration & Production — 4.6%
SandRidge Energy, Inc.*(c)	2,231,821	23,791,212
Southwestern Energy Co.*	212,100	9,094,848
		32,886,060
Integrated Oil & Gas — 3.2%
ConocoPhillips	300,000	22,557,000
		55,443,060
Materials — 7.5%
Construction Materials — 5.6%
Eagle Materials, Inc.	550,000	15,328,500
Martin Marietta Materials, Inc.	160,000	12,795,200
Texas Industries, Inc.	190,000	7,909,700
Vulcan Materials Co.	100,000	3,853,000
		39,886,400
Fertilizers & Agricultural Chemicals — 1.4%
Monsanto Co.	140,000	10,155,600
Metals & Mining — 0.5%
Compass Minerals International, Inc.	37,600	3,236,232
		53,278,232
Health Care — 6.6%
Health Care Services — 6.6%
Omnicare, Inc.	783,000	24,969,870
Laboratory Corp. of America Holdings*	225,000	21,777,750
		46,747,620
Industrials — 2.5%
Industrial Conglomerates — 2.5%
Tyco International Ltd.	365,000	18,041,950
Consumer Staples — 1.2%
Food & Staples Retailing — 1.2%
CVS Caremark Corp.	225,000	8,455,500
Other — 0.0%
Other — 0.0%
Adelphia Recovery Trust,
Series ACC-7* #	2,310,000	—
Total Common Stocks
(Cost $505,799,580)		595,747,637

SHORT-TERM SECURITIES — 14.7%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	5,308,415	$5,308,415
U.S. Treasury Bills, 0.01% to 0.05%,
7/07/11 to 11/25/11(b)	$99,000,000	98,998,031
Total Short-Term Securities
(Cost $104,305,064)		104,306,446
Total Investments in Securities
(Cost $610,104,644)		700,054,083
Options Written — 0.0%		(56,000)
Other Assets Less Other Liabilities — 1.3%		8,934,007
Net Assets — 100.0%		$708,932,090
Net Asset Value Per Share		$22.04

OPTIONS WRITTEN*	Expiration date/ Strike price		Shares subject to option	Value
Covered Call Options
SandRidge Energy, Inc.	$	Sept. 2011 / 13	200,000	$(56,000)
Total Options Written
(premiums received $297,334)				$(56,000)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

                            See Notes to Schedules of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

COMMON STOCKS — 88.4%	Shares	Value
Consumer Discretionary — 24.9%
Cable & Satellite — 6.9%
Liberty Global, Inc. - Series C* (a)	450,000	$19,215,000
Liberty Media Corp. -
Capital - Series A* (a)	170,000	14,577,500
Knology, Inc.*	78,000	1,158,300
		34,950,800
Internet & Catalog Retail — 4.3%
Liberty Media Corp. -
Interactive - Series A* (a)	1,300,000	21,801,000
Movies & Entertainment — 3.3%
Live Nation Entertainment, Inc.* (a)	1,450,000	16,631,500
Broadcasting — 3.2%
Discovery Communications, Inc. - CL C* (a)	320,000	11,696,000
Cumulus Media, Inc. - CL A*	1,340,000	4,690,000
		16,386,000
Multiline Retail — 2.5%
Target Corp.	270,000	12,665,700
Education Services — 1.8%
Grand Canyon Education, Inc.*	560,000	7,940,800
Strayer Education, Inc.	10,000	1,263,900
		9,204,700
Hotels, Restaurants & Leisure — 1.5%
Interval Leisure Group, Inc.*	571,355	7,821,850
Household Durables — 1.4%
Mohawk Industries, Inc.*	120,000	7,198,800
		126,660,350
Financials — 19.6%
Commercial Banks — 5.5%
Wells Fargo & Co.	1,000,000	28,060,000
Insurance Brokers — 5.2%
Aon Corp.	430,000	22,059,000
Willis Group Holdings Ltd.	100,000	4,111,000
		26,170,000
Mortgage REIT’s — 4.5%
Redwood Trust, Inc.(a)	1,511,900	22,859,928
Property & Casualty Insurance — 4.4%
Berkshire Hathaway, Inc. - CL B* (a)	290,000	22,443,100
		99,533,028
Information Technology — 16.3%
Software — 5.1%
Microsoft Corp.	1,000,000	26,000,000
Internet Software & Services — 4.1%
Google, Inc. - CL A* (a)	27,000	13,672,260
XO Group, Inc.*	710,000	7,064,500
		20,736,760
Computers & Peripherals — 3.9%
Dell, Inc.* (a)	1,200,000	20,004,000

	Shares	Value
Semiconductors — 3.2%
Texas Instruments, Inc.	500,000	$16,415,000
		83,155,760
Energy — 8.5%
Oil & Gas Exploration & Production — 5.7%
SandRidge Energy, Inc.* (a)	1,717,800	18,311,748
Southwestern Energy Co.*	250,000	10,720,000
		29,031,748
Integrated Oil & Gas — 2.8%
ConocoPhillips(a)	190,000	14,286,100
		43,317,848
Health Care — 6.5%
Health Care Services — 6.5%
Omnicare, Inc.(a)	630,000	20,090,700
Laboratory Corp. of America Holdings* (a)	134,470	13,015,351
		33,106,051
Industrials — 6.2%
Commercial Services & Supplies — 3.6%
Ascent Media Corp. - CL A*	345,000	18,274,650
Industrial Conglomerates — 2.0%
Tyco International Ltd.	210,000	10,380,300
Machinery — 0.6%
Intelligent Systems Corp.* # †	2,270,000	3,064,500
		31,719,450
Materials — 4.5%
Construction Materials — 4.5%
Martin Marietta Materials, Inc.(a)	110,000	8,796,700
Texas Industries, Inc.	180,000	7,493,400
Eagle Materials, Inc.	233,600	6,510,432
		22,800,532
Consumer Staples — 1.8%
Food & Staples Retailing — 0.9%
CVS Caremark Corp.	120,000	4,509,600
Household Products — 0.6%
Energizer Holdings, Inc.*	40,000	2,894,400
Beverages — 0.3%
Anheuser-Busch InBev SA/NV -
Sponsored ADR	30,000	1,740,300
		9,144,300
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Continental Resources* #	663	331,500
Total Common Stocks
(Cost $356,310,167)		449,768,819

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • (CONTINUED) • (UNAUDITED)

PUT OPTIONS* — 0.1%	Expiration date/ Strike price	Shares subject to option	Value
Put Options
Ishares Russell 2000 Fund	July 2011 / $85	100,000	$273,000
Ishares Russell Midcap Fund	Aug. 2011 / $110	100,000	290,000
Total Put Options
(premiums paid $809,000)			563,000

SHORT-TERM SECURITIES — 9.9%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.01%(b)
(Cost $50,539,937)	50,539,937	50,539,937
Total Investments in Securities
(Cost $407,659,104)		500,871,756
Due From Broker(a) — 13.5%		68,555,197
Securities Sold Short — (11.0%)		(56,032,900)
Options Written — 0.0%		(289,500)
Other Liabilities in Excess of Other Assets — (0.9%)		(4,572,683)
Net Assets — 100.0%		$508,531,870
Net Asset Value Per Share		$12.31

SECURITIES SOLD SHORT — (11.0%)	Shares	Value
Discovery Communications, Inc. - CL A	315,000	$(12,902,400)
Ishares Russell 2000 Fund	300,000	(24,840,000)
Ishares Russell 2000 Value Fund	130,000	(9,543,300)
Ishares Russell Midcap Fund	80,000	(8,747,200)
Total Securities Sold Short
(proceeds $54,376,025)		$(56,032,900)

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Live Nation Entertainment, Inc.	Oct. 2011 / $10	100,000	$(195,000)
SandRidge Energy, Inc.	Sept. 2011 / $13	150,000	(42,000)
			(237,000)
Put Options
Live Nation Entertainment, Inc.	Oct. 2011 / $10	100,000	(52,500)
Total Options Written
(premiums received $463,046)			$(289,500)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged as collateral on securities sold short and outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2011.

See Notes to Schedules of Investments

RESEARCH FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

COMMON STOCKS — 85.4%	Shares	Value
Consumer Discretionary — 34.3%
Education Services — 13.3%
Grand Canyon Education, Inc.*	72,778	$1,031,992
ITT Educational Services, Inc.*	4,651	363,894
Strayer Education, Inc.	1,080	136,501
		1,532,387
Advertising — 4.1%
Omnicom Group, Inc.	5,363	258,282
National CineMedia, Inc.	12,200	206,302
		464,584
Cable & Satellite — 3.2%
Comcast Corp. - CL A	7,300	184,982
Knology, Inc.*	11,960	177,606
		362,588
Hotels, Restaurants & Leisure — 2.8%
Interval Leisure Group, Inc.*	23,771	325,425
Specialized Consumer Services — 2.7%
Coinstar, Inc.*	5,691	310,387
Multiline Retail — 2.1%
Target Corp.	5,200	243,932
Textiles, Apparel & Luxury Goods — 2.0%
Skechers U.S.A., Inc.*	15,876	229,884
Internet & Catalog Retail — 1.6%
Liberty Media Corp. -
Interactive - Series A*	11,200	187,824
Movies & Entertainment — 1.4%
Viacom, Inc. - CL B	3,200	163,200
Specialty Retail — 1.1%
American Eagle Outfitters, Inc.	10,000	127,500
		3,947,711
Information Technology — 25.8%
Internet Software & Services — 9.1%
Google, Inc. - CL A*	1,435	726,655
XO Group, Inc.*	32,610	324,470
		1,051,125
Software — 7.7%
Microsoft Corp.	34,299	891,774
Computers & Peripherals — 5.8%
Dell, Inc.*	28,469	474,578
Apple, Inc.*	563	188,982
		663,560
IT Services — 1.7%
Accenture plc - CL A	3,300	199,386
Communications Equipment — 1.5%
Cisco Systems, Inc.	11,064	172,709
		2,978,554

	Shares	Value
Financials — 10.2%
Insurance Brokers — 6.0%
Aon Corp.	10,284	$527,569
Willis Group Holdings Ltd.	3,882	159,589
		687,158
Property & Casualty Insurance — 4.2%
Berkshire Hathaway, Inc. - CL B*	6,318	488,950
		1,176,108
Materials — 4.9%
Construction Materials — 3.9%
Texas Industries, Inc.	4,285	178,385
Martin Marietta Materials, Inc.	1,875	149,944
Eagle Materials, Inc.	4,170	116,218
		444,547
Metals & Mining — 1.0%
Compass Minerals International, Inc.	1,390	119,637
		564,184
Energy — 4.8%
Oil & Gas Exploration & Production — 4.8%
Southwestern Energy Co.*	12,768	547,492
Industrials — 2.5%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	3,614	292,626
Consumer Staples — 1.5%
Food & Staples Retailing — 1.5%
CVS Caremark Corp.	4,710	177,002
Health Care — 1.4%
Health Care Services — 1.4%
Omnicare, Inc.	5,000	159,450

Total Common Stocks
(Cost $9,336,788)		9,843,127

SHORT-TERM SECURITIES — 14.5%
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.01%(a)
(Cost $1,671,080)	1,671,080	$1,671,080
Total Investments in Securities
(Cost $11,007,868)		11,514,207
Other Assets Less Other Liabilities — 0.1%		5,653
Net Assets — 100.0%		$11,519,860
Net Asset Value Per Share		$10.16

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.

See Notes to Schedules of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

COMMON STOCKS — 74.8%	Shares	Value
Consumer Discretionary — 32.2%
Cable & Satellite — 9.7%
Liberty Global, Inc. - Series C*	340,000	$14,518,000
Liberty Media Corp. -
Capital - Series A*	150,000	12,862,500
Knology, Inc.*	360,248	5,349,683
CIBL, Inc.#	1,005	587,925
		33,318,108
Internet & Catalog Retail — 4.9%
Liberty Media Corp. -
Interactive - Series A*	1,000,000	16,770,000
Movies & Entertainment — 3.7%
Live Nation Entertainment, Inc.*(c)	1,120,000	12,846,400
Household Durables — 2.8%
Mohawk Industries, Inc.*	160,000	9,598,400
Education Services — 2.6%
Grand Canyon Education, Inc.*	500,000	7,090,000
Strayer Education, Inc.	15,000	1,895,850
		8,985,850
Hotels, Restaurants & Leisure — 2.2%
Interval Leisure Group, Inc.*	550,100	7,530,869
Textiles, Apparel & Luxury Goods — 1.8%
Iconix Brand Group, Inc.*	200,000	4,840,000
Kenneth Cole Productions, Inc.*	100,000	1,249,000
		6,089,000
Specialty Retail — 1.5%
Cabela’s, Inc. - CL A*	120,000	3,258,000
American Eagle Outfitters, Inc.	150,000	1,912,500
		5,170,500
Advertising — 1.1%
National CineMedia, Inc.	215,949	3,651,697
Broadcasting — 0.9%
Cumulus Media, Inc. - CL A*	650,000	2,275,000
Liberty Media Corp. -
Starz - Series A*	10,000	752,400
		3,027,400
Publishing — 0.5%
The Washington Post Co. - CL B	4,000	1,675,800
Specialized Consumer Services — 0.5%
Coinstar, Inc.*	30,000	1,636,200
		110,300,224
Financials — 13.0%
Insurance Brokers — 6.9%
Aon Corp.	270,000	13,851,000
Brown & Brown, Inc.	170,000	4,362,200
Willis Group Holdings Ltd.	100,000	4,111,000
eHealth, Inc.*	100,000	1,336,000
		23,660,200
Mortgage REIT’s — 4.5%
Redwood Trust, Inc.	1,025,000	15,498,000
Property & Casualty Insurance — 1.2%
CNA Financial Corp.	135,632	3,940,110

	Shares	Value
Thrifts & Mortgage Finance — 0.3%
Tree.com, Inc.*	201,822	$1,033,329
Real Estate Services — 0.1%
Kennedy-Wilson Holdings, Inc.	30,000	367,500
Kennedy-Wilson Holdings, Inc. -
Warrants, expiration date 11/14/14*	10,000	20,500
		388,000
		44,519,639
Health Care — 7.6%
Health Care Services — 7.6%
Omnicare, Inc.	472,100	15,055,269
Laboratory Corp. of America Holdings*	115,000	11,130,850
		26,186,119
Materials — 7.2%
Construction Materials — 6.3%
Martin Marietta Materials, Inc.	90,000	7,197,300
Eagle Materials, Inc.	230,000	6,410,100
Texas Industries, Inc.	150,000	6,244,500
Vulcan Materials Co.	50,000	1,926,500
		21,778,400
Metals & Mining — 0.9%
Compass Minerals International, Inc.	35,000	3,012,450
		24,790,850
Industrials — 5.1%
Commercial Services & Supplies — 5.1%
Ascent Media Corp. - CL A*	265,000	14,037,050
Iron Mountain, Inc.	100,000	3,409,000
		17,446,050
Energy — 4.0%
Oil & Gas Exploration & Production — 4.0%
SandRidge Energy, Inc.*(c)	1,280,000	13,644,800
Information Technology — 2.7%
Internet Software & Services — 1.9%
XO Group, Inc.*	640,000	6,368,000
Software — 0.5%
ACI Worldwide, Inc.*	50,000	1,688,500
Electronic Equipment & Instruments — 0.3%
FLIR Systems, Inc.	30,000	1,011,300
		9,067,800
Consumer Staples — 2.3%
Personal Products — 1.2%
Prestige Brands Holdings, Inc.*	320,300	4,112,652
Household Products — 1.1%
Energizer Holdings, Inc.*	50,000	3,618,000
		7,730,652
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
LICT Corp.* #	1,005	2,257,230
ICTC Group, Inc. - CL A* #	13,065	146,328
		2,403,558
Total Common Stocks
(Cost $195,953,724)		256,089,692

SHORT-TERM SECURITIES — 25.6%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.01%(a)	4,313,863	$4,313,863
U.S. Treasury Bills, 0.01% to 0.05%, 7/07/11 to 11/25/11(b)	$83,500,000	83,497,764
Total Short-Term Securities
(Cost $87,810,883)		87,811,627
Total Investments in Securities
(Cost $283,764,607)		343,901,319
Due From Broker(c) — 0.3%		1,126,338
Options Written — (0.1%)		(275,500)
Other Liabilities in Excess of Other Assets — (0.6%)		(2,116,774)
Net Assets — 100.0%		$342,635,383
Net Asset Value Per Share		$41.29

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Live Nation Entertainment, Inc.	Oct. 2011 / $10	100,000	$(195,000)
SandRidge Energy, Inc.	Sept. 2011 / $13	100,000	(28,000)
			(223,000)
Put Options
Live Nation Entertainment, Inc.	Oct. 2011 / $10	100,000	(52,500)
Total Options Written
(premiums received $388,712)			$(275,500)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedules of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

COMMON STOCKS — 62.9%	Shares	Value
Consumer Discretionary — 12.6%
Education Services — 3.5%
Grand Canyon Education, Inc.*	150,000	$2,127,000
Strayer Education, Inc.	7,000	884,730
		3,011,730
Advertising — 2.7%
Omnicom Group, Inc.	30,000	1,444,800
National CineMedia, Inc.	50,000	845,500
		2,290,300
Multiline Retail — 2.0%
Target Corp.	36,000	1,688,760
Internet & Catalog Retail — 2.0%
Liberty Media Corp. -
Interactive - Series A*	100,000	1,677,000
Cable & Satellite — 1.5%
Comcast Corp. - CL A Special	52,500	1,272,075
Household Durables — 0.9%
Mohawk Industries, Inc.*	13,500	809,865
		10,749,730
Financials — 12.0%
Insurance Brokers — 6.0%
Aon Corp.	47,000	2,411,100
Willis Group Holdings Ltd.	35,000	1,438,850
Brown & Brown, Inc.	50,000	1,283,000
		5,132,950
Property & Casualty Insurance — 2.5%
Berkshire Hathaway, Inc. - CL B*	27,500	2,128,225
Mortgage REIT’s — 1.9%
Redwood Trust, Inc.	105,000	1,587,600
Commercial Banks — 1.6%
Wells Fargo & Co.	50,000	1,403,000
		10,251,775
Information Technology — 10.8%
Software — 3.5%
Microsoft Corp.	115,000	2,990,000
Computers & Peripherals — 1.9%
Dell, Inc.*	100,000	1,667,000
Internet Software & Services — 1.8%
Google, Inc. - CL A*	3,000	1,519,140
Semiconductors — 1.5%
Texas Instruments, Inc.	40,000	1,313,200
IT Services — 1.1%
Accenture plc - CL A	15,000	906,300
Electronic Equipment & Instruments — 1.0%
FLIR Systems, Inc.	25,000	842,750
		9,238,390

	Shares	Value
Materials — 8.8%
Construction Materials — 5.1%
Martin Marietta Materials, Inc.	20,000	$1,599,400
Texas Industries, Inc.	30,000	1,248,900
Eagle Materials, Inc.	30,000	836,100
Vulcan Materials Co.	17,500	674,275
		4,358,675
Industrial Gases — 1.6%
Praxair, Inc.	12,500	1,354,875
Fertilizers & Agricultural Chemicals — 1.1%
Monsanto Co.	13,500	979,290
Metals & Mining — 1.0%
Compass Minerals International, Inc.	9,500	817,665
		7,510,505
Consumer Staples — 6.4%
Beverages — 3.2%
Anheuser-Busch InBev SA/NV - Sponsored ADR	25,000	1,450,250
Diageo plc - Sponsored ADR	16,000	1,309,920
		2,760,170
Food & Staples Retailing — 2.5%
Wal-Mart Stores, Inc.	22,500	1,195,650
CVS Caremark Corp.	25,000	939,500
		2,135,150
Household Products — 0.7%
The Procter & Gamble Co.	10,000	635,700
		5,531,020
Industrials — 5.1%
Air Freight & Logistics — 3.0%
United Parcel Service, Inc. - CL B	35,000	2,552,550
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	12,000	971,640
Commercial Services & Supplies — 1.0%
Republic Services, Inc.	27,500	848,375
		4,372,565
Energy — 3.7%
Oil & Gas Exploration & Production — 2.4%
Southwestern Energy Co.*	15,000	643,200
Apache Corp.	5,000	616,950
EOG Resources, Inc.	5,000	522,750
Devon Energy Corp.	3,500	275,835
		2,058,735
Integrated Oil & Gas — 1.3%
ConocoPhillips	15,000	1,127,850
		3,186,585
Health Care — 3.5%
Health Care Services — 3.5%
Laboratory Corp. of America Holdings*	17,500	1,693,825
Omnicare, Inc.	40,000	1,275,600
		2,969,425
Total Common Stocks
(Cost $44,937,161)		53,809,995

CORPORATE BONDS — 6.5%	Principal amount	Value
American Express Credit Corp.
7.3% 8/20/13	$650,000	$723,804
Comcast Corp.
6.5% 1/15/15	300,000	343,499
4.95% 6/15/16	193,000	212,098
Dell, Inc.
5.625% 4/15/14	250,000	278,231
JP Morgan Chase & Co.
4.75% 5/01/13	100,000	106,499
1.65% 9/30/13	750,000	758,407
Liberty Media LLC
5.7% 5/15/13	750,000	784,687
Markel Corp.
6.8% 2/15/13	500,000	536,051
Time Warner Cable, Inc.
5.4% 7/02/12	250,000	261,407
7.5% 4/01/14	120,000	138,334
WellPoint, Inc.
6.0% 2/15/14	250,000	278,224
Wells Fargo & Co.
4.375% 1/31/13	750,000	787,442
0.65325% 11/03/14 (Wachovia Bank)
Floating Rate Security	400,000	393,614
Total Corporate Bonds
(Cost $5,118,866)		5,602,297

MORTGAGE-BACKED SECURITIES — 5.7%(c)
Federal Home Loan Mortgage Corporation — 1.0%
Collateralized Mortgage Obligations — 1.0%
3200 CL AD — 5.5% 2029 (0.2 years)	28,045	28,138
R001 CL AE — 4.375% 2015 (0.3 years)	56,955	57,544
2831 CL AB — 5.0% 2018 (0.9 years)	67,177	69,440
2542 CL LD — 5.0% 2022 (1.0 years)	202,288	209,156
2926 CL AB — 5.0% 2019 (1.0 years)	202,440	210,481
2627 CL LE — 3.0% 2017 (1.3 years)	273,172	280,084
		854,843
Federal National Mortgage Association — 2.8%
Collateralized Mortgage Obligations — 1.9%
2003-83 CL VA — 5.5% 2014 (0.3 years)	152,496	154,005
2005-59 CL PB — 5.5% 2028 (0.5 years)	309,367	314,206
2002-91 CL QG — 5.0% 2018 (2.2 years)	530,198	570,532
2003-9 CL DB — 5.0% 2018 (2.3 years)	500,000	540,811
		1,579,554
Pass-Through Securities — 0.9%
995755 — 4.5% 2024 (2.9 years)	292,700	311,102
AB1769 — 3.0% 2025 (5.0 years)	478,275	475,888
		786,990
		2,366,544

	Principal amount or shares	Value
Non-Government Agency — 1.9%
Collateralized Mortgage Obligations — 1.9%
CDMC 2003-7P CL A4 — 3.35863% 2017
(Adjustable Rate) (0.4 years)(d)	$142,968	$142,909
SEMT 2010-H1 CL A1 — 3.75% 2040
(1.2 years)	1,008,094	1,021,093
Chase 2004-S1 CL A6 — 4.5% 2019
(2.0 years)	153,507	146,012
SEMT 2011-1 CL A1 — 4.125% 2041
(3.8 years)	340,515	342,654
		1,652,668
Total Mortgage-Backed Securities
(Cost $4,719,539)		4,874,055

ASSET-BACKED SECURITIES — 0.6%
Cabela’s Master Credit Card Trust 2011-2A CL A2
0.80293% 2019 Floating Rate Security
(4.9 years)(d)
(Cost $500,000)	500,000	501,230

TAXABLE MUNICIPAL BONDS — 0.4%
University of California 4.85% 5/15/13
(Cost $299,202)	300,000	321,441

GOVERNMENT AGENCY — 1.8%
Fannie Mae
8.6131% 9/28/11	1,000,000	1,020,435
2.815% 2/24/15	500,000	508,107
(Cost $1,527,739)		1,528,542

SHORT-TERM SECURITIES — 22.5%
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.01%(a)	1,250,614	1,250,614
U.S. Treasury Bills, 0.01% to 0.05%, 7/07/11 to 11/25/11(b)	$18,000,000	17,999,242
Total Short-Term Securities
(Cost $19,249,847)		19,249,856
Total Investments in Securities
(Cost $76,352,354)		85,887,416
Other Liabilities in Excess of Other Assets — (0.4%)		(374,274)
Net Assets — 100.0%		$85,513,142
Net Asset Value Per Share		$11.75

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedules of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

CORPORATE BONDS — 33.2%	Principal amount	Value
American Express Co.
Centurion Bank 5.55% 10/17/12	$2,000,000	$2,112,034
Credit Corp. 7.3% 8/20/13	3,260,000	3,630,153
FSB Bank 5.55% 10/17/12	1,609,000	1,698,071
FSB Bank 6.0% 9/13/17	2,500,000	2,823,730
8.125% 5/20/19	1,000,000	1,269,718
Anheuser-Busch InBev SA/NV
4.125% 1/15/15	6,000,000	6,458,094
Aon Corp.
7.375% 12/14/12	10,879,000	11,786,863
3.5% 9/30/15	5,000,000	5,144,305
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,395,370
Berkshire Hathaway Finance Corp.
2.125% 2/11/13	3,000,000	3,079,392
4.6% 5/15/13	3,000,000	3,201,771
4.625% 10/15/13	2,129,000	2,290,131
1.5% 1/10/14	500,000	504,754
4.85% 1/15/15	1,500,000	1,657,395
5.4% 5/15/18	5,000,000	5,554,285
4.25% 1/15/21	1,000,000	1,020,187
Boston Properties LP
5.625% 4/15/15	2,000,000	2,226,908
5.875% 10/15/19	4,000,000	4,389,800
Comcast Corp.
10.625% 7/15/12	2,000,000	2,199,304
6.5% 1/15/15	2,081,000	2,382,737
4.95% 6/15/16	8,590,000	9,439,989
5.15% 3/01/20	3,000,000	3,235,746
Dell, Inc.
5.625% 4/15/14	1,250,000	1,391,155
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,223,002
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,190,900
7.625% 5/15/16	7,000,000	7,637,777
Expedia, Inc.
7.456% 8/15/18	13,000,000	14,592,500
5.95% 8/15/20	1,000,000	977,500
FiServ, Inc.
3.125% 10/01/15	1,000,000	1,013,148
General Dynamics Corp.
1.8% 7/15/11	12,000,000	12,005,808
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,317,348
Host Hotels & Resorts LP
6.875% 11/01/14	5,000,000	5,150,000
JP Morgan Chase & Co.
0.997% 5/02/14
Floating Rate Security	5,000,000	5,005,670
5.15% 10/01/15	5,500,000	5,945,918
2.6% 1/15/16	15,000,000	14,809,080
6.0% 7/05/17	5,000,000	5,535,495
6.3% 4/23/19	2,500,000	2,822,245
Kraft Foods, Inc.
2.625% 5/08/13	1,000,000	1,029,258
Laboratory Corp. of America Holdings
3.125% 5/15/16	1,250,000	1,268,710
Leucadia National Corp.
7.125% 3/15/17	9,000,000	9,382,500
Level 3 Financing, Inc.
9.25% 11/01/14	1,292,000	1,335,605
Liberty Media LLC
5.7% 5/15/13	13,240,000	13,852,350
Marathon Petroleum Corp.
3.5% 3/01/16(d)	1,000,000	1,026,204

	Principal amount	Value
Markel Corp.
6.8% 2/15/13	$15,555,000	$16,676,547
7.125% 9/30/19	4,566,000	5,222,760
5.35% 6/01/21	10,000,000	9,824,010
Mead Johnson Nutrition Co.
3.5% 11/01/14	2,000,000	2,095,450
MetLife, Inc.
2.375% 2/06/14	1,000,000	1,019,657
5.125% 8/15/14 (Travelers Life &
Annuity)(d)	8,000,000	8,857,496
3.125% 1/11/16(d)	2,000,000	2,026,952
Mohawk Industries, Inc.
6.875% 1/15/16	21,155,000	23,111,838
NewMarket Corp.
7.125% 12/15/16	8,000,000	8,360,000
News America Holdings
9.25% 2/01/13	2,222,000	2,499,543
Omnicare, Inc.
6.125% 6/01/13	3,535,000	3,552,675
Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,865,984
QVC, Inc.
7.125% 4/15/17(d)	9,600,000	10,128,000
7.5% 10/01/19(d)	4,000,000	4,260,000
Republic Services, Inc. (Allied Waste)
6.875% 6/01/17	11,162,000	12,111,551
3.8% 5/15/18	5,000,000	5,028,945
Swiss Re (General Electric Global Insurance)
6.45% 3/01/19	5,000,000	5,444,990
Target Corp.
8.6% 1/15/12	3,000,000	3,127,839
Time Warner Cable, Inc.
5.4% 7/02/12	2,000,000	2,091,258
7.5% 4/01/14	1,700,000	1,959,728
Time Warner, Inc.
3.15% 7/15/15	500,000	517,575
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	191,852
USG Corp.
6.3% 11/15/16	3,800,000	3,363,000
Vornado Realty Trust
4.25% 4/01/15	9,315,000	9,676,534
Vulcan Materials Co.
6.5% 12/01/16	5,500,000	5,472,275
6.4% 11/30/17	8,000,000	7,818,504
Washington Post Co.
7.25% 2/01/19	3,500,000	4,030,803
WellPoint, Inc.
6.0% 2/15/14	2,000,000	2,225,794
Wells Fargo & Co.
4.375% 1/31/13	4,000,000	4,199,692
3.75% 10/01/14	11,385,000	12,007,896
0.65325% 11/03/14 (Wachovia Bank)
Floating Rate Security	18,000,000	17,712,612
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,522,409
Whirlpool Corp.
8.0% 5/01/12	1,000,000	1,056,792
Willis North America, Inc.
6.2% 3/28/17	14,477,000	15,803,976
WM Wrigley Jr. Co.
3.05% 6/28/13(d)	7,500,000	7,670,190
3.7% 6/30/14(d)	7,500,000	7,797,750
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,062,520
Total Corporate Bonds
(Cost $415,969,441)		435,408,307

MORTGAGE-BACKED	Principal
SECURITIES — 37.3%(c)	amount	Value
Federal Home Loan Mortgage Corporation — 12.5%
Collateralized Mortgage Obligations — 7.5%
3200 CL NA — 5.5% 2032 (0.1 years)	$104,233	$104,486
3200 CL AD — 5.5% 2029 (0.2 years)	476,765	478,346
R001 CL AE — 4.375% 2015 (0.3 years)	341,732	345,265
2999 CL NB — 4.5% 2017 (0.4 years)	1,491,813	1,509,177
2829 CL DJ — 4.5% 2018 (0.7 years)	1,523,324	1,557,961
3098 CL HA — 5.5% 2023 (0.7 years)	960,077	986,997
2831 CL AB — 5.0% 2018 (0.9 years)	268,710	277,760
3036 CL JH — 5.0% 2031 (0.9 years)	1,740,416	1,792,017
R009 CL AJ — 5.75% 2018 (1.0 years)	368,081	382,231
3042 CL HA — 5.5% 2029 (1.1 years)	1,324,426	1,378,124
2579 CL PC — 5.5% 2032 (1.1 years)	1,206,192	1,254,938
2947 CL B — 5.0% 2032 (1.2 years)	852,547	887,121
2549 CL PD — 5.5% 2031 (1.2 years)	2,463,925	2,569,653
2906 CL HK — 5.0% 2032 (1.2 years)	2,236,619	2,328,047
2627 CL LE — 3.0% 2017 (1.3 years)	478,050	490,146
R010 CL AB — 5.5% 2019 (1.4 years)	2,047,923	2,152,780
R011 CL AB — 5.5% 2020 (1.6 years)	831,488	878,631
2937 CL HJ — 5.0% 2019 (1.6 years)	2,116,995	2,244,575
3562 CL KA — 4.0% 2022 (1.8 years)	6,480,173	6,763,990
3556 CL MA — 5.0% 2037 (1.8 years)	1,977,353	2,097,851
3566 CL DB — 4.0% 2022 (1.9 years)	5,001,306	5,220,495
3229 CL HB — 5.0% 2025 (1.9 years)	1,535,744	1,629,268
3170 CL EA — 4.5% 2020 (2.0 years)	2,452,695	2,599,414
2574 CL JM — 5.0% 2022 (2.1 years)	1,000,252	1,063,754
3544 CL KA — 4.5% 2023 (2.3 years)	5,206,816	5,606,004
3815 CL AD — 4.0% 2025 (2.6 years)	6,687,920	7,040,013
3844 CL AG — 4.0% 2025 (2.6 years)	11,503,423	12,109,929
3840 CL KA — 5.0% 2029 (2.6 years)	8,829,275	9,425,898
2778 CL JD — 5.0% 2032 (2.8 years)	6,110,000	6,549,299
2760 CL PD — 5.0% 2032 (2.9 years)	10,331,000	11,088,468
2952 CL PA — 5.0% 2035 (3.8 years)	5,514,022	5,967,065
		98,779,703
Pass-Through Securities — 5.0%
EO1386 — 5.0% 2018 (2.3 years)	174,091	187,201
G18296 — 4.5% 2024 (2.9 years)	4,768,248	5,059,084
G18190 — 5.5% 2022 (2.9 years)	250,414	270,857
G18306 — 4.5% 2024 (2.9 years)	8,902,842	9,445,865
G13517 — 4.0% 2024 (3.0 years)	7,788,082	8,132,904
G18308 — 4.0% 2024 (3.0 years)	9,781,554	10,214,637
G13300 — 4.5% 2023 (3.1 years)	2,135,968	2,267,585
J13949 — 3.5% 2025 (4.3 years)	14,466,538	14,758,950
E02804 — 3.0% 2025 (5.0 years)	14,487,948	14,425,386
		64,762,469
		163,542,172
Federal National Mortgage Association — 22.7%
Collateralized Mortgage Obligations — 11.1%
2003-16 CL PD — 5.0% 2016 (0.2 years)	538,415	541,509
2004-81 CL KC — 4.5% 2017 (0.3 years)	405,699	408,323
2005-59 CL PB — 5.5% 2028 (0.5 years)	951,898	966,788
2003-27 CL DW — 4.5% 2017 (0.7 years)	632,758	648,533
2003-92 CL PD — 4.5% 2017 (0.8 years)	1,325,589	1,359,633
2005-9 CL A — 5.0% 2031 (0.8 years)	1,134,568	1,163,969
2006-9 CL GA — 5.5% 2033 (0.9 years)	2,117,052	2,181,904
2006-22 CL DA — 5.5% 2033 (0.9 years)	741,078	765,904
2009-27 CL JA — 5.0% 2036 (1.3 years)	1,347,067	1,405,195
2004-40 CL BA — 4.5% 2018 (1.3 years)	1,634,789	1,703,629

	Principal amount	Value
2003-43 CL EX — 4.5% 2017 (1.3 years)	$293,391	$306,266
2006-78 CL AV — 6.5% 2017 (1.3 years)	1,481,163	1,566,988
2006-21 CL CA — 5.5% 2029 (1.3 years)	1,164,270	1,223,128
2007-32 CL BA — 5.5% 2034 (1.3 years)	3,486,633	3,659,460
2008-54 CL EC — 5.0% 2035 (1.5 years)	3,431,946	3,604,054
2003-39 CL LC — 5.0% 2022 (1.5 years)	372,704	391,316
2003-86 CL KT — 4.5% 2018 (1.8 years)	1,043,388	1,098,571
2005-9 CL AC — 5.0% 2033 (1.9 years)	10,072,790	10,666,033
2003-37 CL QD — 5.0% 2032 (1.9 years)	1,687,924	1,781,928
2005-1 CL KA — 5.0% 2033 (1.9 years)	7,650,095	8,105,610
2010-10 CL AD — 4.5% 2036 (2.0 years)	11,357,271	11,658,985
2007-42 CL YA — 5.5% 2036 (2.0 years)	2,231,423	2,403,525
2010-9 CL CA — 5.0% 2037 (2.0 years)	10,548,799	11,310,604
2009-52 CL DC — 4.5% 2023 (2.1 years)	1,378,898	1,457,671
2005-91 CL DA — 4.5% 2020 (2.1 years)	10,754,784	11,348,922
2004-78 CL AB — 5.0% 2032 (2.1 years)	9,991,739	10,627,880
2010-61 CL EB — 4.5% 2037 (2.3 years)	9,123,711	9,617,556
2003-9 CL DB — 5.0% 2018 (2.3 years)	1,000,000	1,081,622
2009-44 CL A — 4.5% 2023 (2.4 years)	2,022,667	2,137,605
2011-19 CL KA — 4.0% 2025 (2.6 years)	15,552,317	16,336,305
2010-54 CL WA — 3.75% 2025 (3.1 years)	12,369,659	12,919,285
2010-145 CL PA — 4.0% 2024 (3.1 years)	11,038,329	11,683,717
		146,132,418
Pass-Through Securities — 11.6%
254863 — 4.0% 2013 (0.9 years)	113,933	118,959
255291 — 4.5% 2014 (1.3 years)	206,971	219,077
256982 — 6.0% 2017 (2.2 years)	500,525	545,443
251787 — 6.5% 2018 (2.2 years)	18,787	21,293
254907 — 5.0% 2018 (2.4 years)	581,915	629,110
357414 — 4.0% 2018 (2.6 years)	2,287,173	2,420,959
888439 — 5.5% 2022 (2.8 years)	1,099,473	1,193,548
357985 — 4.5% 2020 (2.9 years)	652,312	697,807
AD0629 — 5.0% 2024 (2.9 years)	5,175,433	5,583,856
930667 — 4.5% 2024 (2.9 years)	6,902,768	7,336,741
995960 — 5.0% 2023 (2.9 years)	4,926,362	5,299,735
995755 — 4.5% 2024 (2.9 years)	14,342,290	15,243,980
888595 — 5.0% 2022 (2.9 years)	1,301,232	1,403,919
890112 — 4.0% 2024 (3.0 years)	7,315,372	7,658,696
MA0043 — 4.0% 2024 (3.0 years)	5,754,698	6,010,390
AA4315 — 4.0% 2024 (3.0 years)	10,281,922	10,738,767
AA5510 — 4.0% 2024 (3.0 years)	6,393,311	6,677,377
AE0031 — 5.0% 2025 (3.1 years)	7,622,784	8,188,610
995693 — 4.5% 2024 (3.1 years)	8,606,408	9,160,935
AL0471 — 5.5% 2025 (3.1 years)	17,000,000	18,454,579
931739 — 4.0% 2024 (3.1 years)	2,759,423	2,882,029
995692 — 4.5% 2024 (3.2 years)	8,319,427	8,847,663
AD7073 — 4.0% 2025 (3.4 years)	8,893,898	9,286,290
725232 — 5.0% 2034 (4.2 years)	2,155,364	2,303,893
AB1769 — 3.0% 2025 (5.0 years)	11,000,333	10,945,436
AB2251 — 3.0% 2026 (5.2 years)	9,731,325	9,691,884
		151,560,976
		297,693,394
Government National Mortgage Association — 0.2%
Collateralized Mortgage Obligations — 0.2%
GNR 2004-80 CL GC — 5.0% 2031
(0.3 years)	2,026,820	2,035,734

	Principal amount	Value
Non-Government Agency — 1.9%
Collateralized Mortgage Obligations — 1.9%
GMACM 2003-J4 CL 3A1 — 4.75% 2018
(0.2 years)	$1,009,086	$1,030,214
CDMC 2003-7P CL A4 — 3.35863% 2017
(Adjustable Rate) (0.4 years)(d)	428,903	428,726
SEMT 2010-H1 CL A1 — 3.75% 2040
(1.2 years)	13,629,026	13,804,766
WAMU 2003-S7 CL A1 — 4.5% 2018
(1.4 years)	392,118	402,220
Chase 2004-S1 CL A6 — 4.5% 2019
(2.0 years)	189,338	180,093
SEMT 2011-1 CL A1 — 4.125% 2041
(3.8 years)	9,388,491	9,447,464
		25,293,483
Total Mortgage-Backed Securities
(Cost $478,769,841)		488,564,783
ASSET-BACKED SECURITIES — 0.3%
Cabela’s Master Credit Card Trust 2011-2A CL A2
0.80293% 2019 Floating Rate Security
(4.9 years)(d)	4,500,000	4,511,074
(Cost $4,500,000)
TAXABLE MUNICIPAL BONDS — 1.4%
Fond Du Lac Cnty, Wisconsin
3.0% 9/01/12	2,900,000	2,951,388
University of California 4.85% 5/15/13	990,000	1,060,755
North Texas Tollway Authority Revenue
2.441% 9/01/13	4,000,000	4,082,840
Nebraska Public Power District
5.14% 1/01/14	1,000,000	1,094,410
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,520,700
6.0% 9/01/15	1,220,000	1,365,900
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,113,900
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	887,739
4.788% 6/01/18	1,000,000	1,085,370
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,353,329
Total Taxable Municipal Bonds
(Cost $17,646,219)		18,516,331

U.S. TREASURY	Principal
AND GOVERNMENT	amount
AGENCY — 11.1%	or shares	Value
U.S. Treasury — 3.9%
U.S. Treasury Note
1.125% 12/15/11	$15,000,000	$15,071,490
1.375% 4/15/12	15,000,000	15,142,965
1.0% 4/30/12(f)	20,000,000	20,135,940
		50,350,395
Government Agency — 7.2%
Fannie Mae
8.6131% 9/28/11	25,673,000	26,197,628
2.815% 2/24/15	9,500,000	9,654,042
2.43% 1/27/16	18,000,000	18,030,060
2.625% 3/14/16	9,302,000	9,346,082
Federal Home Loan Banks
1.75% 6/16/14	20,000,000	20,117,100
1.0% 1/27/17(e)	10,000,000	10,004,620
Freddie Mac
5.5% 9/15/11	1,000,000	1,011,147
		94,360,679
Total U.S. Treasury and Government Agency
(Cost $144,560,275)		144,711,074
COMMON STOCKS — 1.5%
Redwood Trust, Inc.	1,260,974	19,065,927
Newcastle Investment Corp.	45,000	260,100
Total Common Stocks
(Cost $19,086,732)		19,326,027

SHORT-TERM SECURITIES — 17.8%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	83,615,759	83,615,759
U.S. Treasury Bills, 0.01% to 0.11%,
7/14/11 to 9/29/11(b)	$150,000,000	149,996,935
Total Short-Term Securities
(Cost $233,610,277)		233,612,694
Total Investments in Securities
(Cost $1,314,142,785)		1,344,650,290
Other Liabilities in Excess of Other Assets — (2.6%)		(34,647,181)
Net Assets — 100.0%		$1,310,003,109
Net Asset Value Per Share		$12.44

(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at June 30, 2011.
(f)	Security designated to cover a forward purchase commitment.

See Notes to Schedules of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

MUNICIPAL BONDS — 96.8%	Principal amount	Value
Arizona — 1.2%
Mesa, Highway Project Advancement Notes, Revenue, Series 2009
3.5%, 7/01/15	$1,000,000	$1,035,300
Florida — 2.5%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,162,790
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18	1,000,000	1,058,670
		2,221,460
Hawaii — 1.1%
State of Hawaii, Airports System Revenue, Refunding, Series 2010B, AMT
3.0%, 7/01/12	1,000,000	1,023,150
Illinois — 2.5%
Elgin, General Obligation, Refunding, Series 2003
5.125%, 12/15/14	1,020,000	1,096,592
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital
5.0%, 8/15/17	245,000	279,726
Illinois Health Facility Authority, Revenue, Series A, Evangelical
Hospital Corp., Escrowed to Maturity
6.75%, 4/15/12	40,000	41,947
Springfield, Water Revenue, Series 2004
5.25%, 3/01/19	800,000	858,112
		2,276,377
Minnesota — 0.0%
Minnesota State Housing Financial Agency, Single Family
Mortgage, Series D
6.0%, 1/01/16	15,000	15,038
Nebraska —80.5%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	268,137
4.4%, 12/15/17	250,000	268,887
5.3%, 12/15/18	700,000	700,644
Bellevue, Development Revenue, Bellevue University Project
Series 2010A, 2.75%, 12/01/15	1,000,000	1,032,740
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series B, 4.65%, 6/15/12	500,000	501,315
Cornhusker Public Power District, Electric Revenue,
Refunding, Series 2010
0.75%, 7/01/12	660,000	661,135
2.4%, 7/01/17	400,000	405,000
Dawson County, Lexington Public School District #001,
General Obligation, Refunding
1.75%, 12/15/12	355,000	359,313
2.15%, 12/15/13	490,000	501,927
Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17	125,000	125,459
2.75%, 12/15/19	100,000	99,603
Douglas County, Educational Facility Revenue,
Creighton University Project,
Refunding, Series 2010A
5.0%, 7/01/16	430,000	479,403
5.6%, 7/01/25	400,000	432,276
Series 2005A, FGIC Insured, 3.5%, 9/01/12	255,000	262,885
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	250,000	246,285
Quality Living Inc. Project
4.7%, 10/01/17	255,000	229,026

	Principal amount	Value
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project
4.75%, 9/01/28	$500,000	$506,945
Children’s Hospital Obligated Group
5.25%, 8/15/20	1,000,000	1,073,950
5.5%, 8/15/21	1,430,000	1,539,395
Nebraska Medical Center Project
5.0%, 11/15/14	380,000	415,169
5.0%, 11/15/15	295,000	326,084
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
5.5%, 11/01/18	500,000	534,770
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	549,822
Douglas County, Millard Public School District #17, Refunding
FSA Insured, 4.0%, 11/15/13	500,000	523,440
4.0%, 6/15/17	750,000	802,192
Douglas County, Zoo Facility Revenue, Refunding,
Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	640,866
4.75%, 9/01/17	200,000	215,178
Grand Island, Electric Revenue, MBIA Insured
5.0%, 8/15/14	500,000	501,795
5.125%, 8/15/16	500,000	501,845
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC Insured
4.1%, 9/01/14	480,000	482,842
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.3%, 4/01/13	870,000	872,062
3.45%, 4/01/14	650,000	651,456
Hastings, Electric System Revenue, Refunding, Series 2011
3.0%, 1/01/16	750,000	777,547
3.25%, 1/01/17	500,000	517,605
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	425,624
3.0%, 11/15/17	640,000	650,848
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center, Series A
5.0%, 6/01/16	500,000	545,050
5.0%, 6/01/17	500,000	542,835
Lincoln, Certificates of Participation
Series 2010A, 2.4%, 3/15/17	395,000	401,150
Lincoln, Electric System Revenue, Refunding
5.0%, 9/01/18	1,000,000	1,132,060
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,040,290
Lincoln, Parking Revenue, Refunding, Series 2011
3.25%, 8/15/18	440,000	461,142
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured
5.0%, 6/15/16	885,000	951,092
Lincoln, Water Revenue
5.0%, 8/15/22	800,000	816,712
Lincoln County, North Platte School District #001,
General Obligation, Refunding
2.0%, 12/15/13	770,000	789,312
Municipal Energy Agency of Nebraska, Power Supply System Revenue,
Refunding, Series A
AMBAC Insured, 5.0%, 4/01/13	380,000	391,301
BHAC Insured, 5.0%, 4/01/20	500,000	571,105
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project
5.05%, 12/01/23	500,000	504,665
Nebraska Wesleyan University Project, Series 2002, Radian Insured
5.0%, 4/01/16	100,000	101,189
5.15%, 4/01/22	1,000,000	1,000,500

	Principal amount	Value
Nebraska Investment Financial Authority, Revenue,
Drinking Water State Revolving Fund
Series 2001A, 5.15%, 1/01/16	$200,000	$203,744
Series 2010A, 4.0%, 7/01/25	750,000	759,592
Nebraska Investment Financial Authority, Health Facility Revenue,
Hospital Revenue, Great Plains Regional Medical Center Project,
Radian Insured
5.0%, 11/15/14	250,000	256,618
Nebraska Investment Financial Authority, Single Family Housing
Revenue, Series C, AMT
4.05%, 3/01/12	235,000	238,335
4.05%, 9/01/12	285,000	291,281
4.125%, 3/01/13	305,000	312,488
Nebraska Public Power District, Revenue
2003 Series A, 5.0%, 1/01/20	230,000	244,460
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,116,090
2007 Series B, 5.0%, 1/01/15	885,000	994,501
2007 Series B, 5.0%, 1/01/21	1,000,000	1,103,340
2008 Series B, 5.0%, 1/01/18	800,000	916,768
2010 Series C, 4.25%, 1/01/17	500,000	554,220
2011 Series A, 4.0%, 1/01/15	250,000	272,502
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured
4.25%, 7/15/15	405,000	443,775
5.0%, 7/15/16	200,000	228,018
4.0%, 7/15/17	200,000	214,460
Nebraska Utilities Corp., Revenue, University of Nebraska
Lincoln Project
5.25%, 1/01/19	750,000	768,983
Omaha Convention Hotel Corp., Revenue, Convention Center Hotel,
First Tier, Refunding, Series 2007, AMBAC Insured
5.0%, 2/01/20	600,000	641,172
Omaha, General Obligation, Refunding
3.75%, 6/01/14	1,000,000	1,088,040
5.25%, 10/15/19	250,000	297,575
Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project
Series 2009, 5.0%, 6/01/23	770,000	847,308
Series 2010, 4.125%, 6/01/29	650,000	624,702
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	255,877
3.95%, 10/15/18	240,000	257,659
Omaha Public Power District, Electric Revenue
Series A, Escrowed to Maturity
7.625%, 2/01/12	115,000	119,359
Series A, 4.25%, 2/01/18	1,650,000	1,736,675
Series A, 4.1%, 2/01/19	1,000,000	1,078,260
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	991,360
Series C, 5.5%, 2/01/14	220,000	233,523
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/12	520,000	546,010
4.0%, 11/15/14	250,000	275,380
Omaha, Special Tax, Revenue, Heritage Development Project,
Series 2004
5.0%, 10/15/17	1,090,000	1,209,900

	Principal amount	Value
Papillion-La Vista, Sarpy County School District #27,
General Obligation,
Refunding, Series 2009A
3.15%, 12/01/17	$930,000	$972,920
Series 2009, 5.0%, 12/01/28	500,000	524,280
Papillion, Water System Revenue, Bond Anticipation Notes
Series 2010, 1.65%, 6/15/13	1,000,000	1,002,680
Plattsmouth, General Obligation, Promissory Notes,
Series 2010
0.9%, 9/15/12	445,000	445,174
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,391,657
AMBAC Insured, 5.0%, 1/01/18	750,000	807,810
AMBAC Insured, 5.0%, 1/01/26	800,000	804,200
Sarpy County, Recovery Zone Facility Certificates of Participation,
Series 2010
2.35%, 12/15/18	155,000	153,718
2.6%, 12/15/19	135,000	132,438
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,067,460
State of Nebraska, Certificates of Participation
Series 2009B, 2.1%, 8/01/13	590,000	598,366
Series 2009C, 2.0%, 11/01/13	700,000	702,898
Series 2010B, 1.2%, 9/15/14	1,230,000	1,233,973
Series 2011A, 1.0%, 4/15/13	310,000	310,676
University of Nebraska, Facilities Corp.,
Deferred Maintenance Revenue
Series 2006, 5.0%, 7/15/18	830,000	945,428
Series 2009, 2.0%, 7/15/11	1,000,000	1,000,770
Financing Agreement Revenue, UNMC Eye Institute, Series 2011
2.0%, 3/01/15	525,000	538,692
Lease Rental Revenue
NCTA Education Center/Student Housing Project,
Series 2011, 3.75%, 6/15/19	285,000	301,313
UNMC OPPD Exchange Project,
Series 2010, 2.75%, 2/15/16	1,185,000	1,253,931
UNMC Research Center Project,
Series 2002, 5.0%, 2/15/15	500,000	512,920
University of Nebraska, University Revenue,
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25	330,000	348,351
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	2,160,000	2,349,216
Lincoln Parking Project, Refunding, Series 2005
4.0%, 6/01/17	1,070,000	1,156,028
4.5%, 6/01/20	500,000	532,715
Lincoln Student Fees and Facilities
4.6%, 7/01/17	570,000	593,307
5.0%, 7/01/23	1,000,000	1,071,630
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	428,474
5.0%, 5/15/33	700,000	720,048
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	647,253
5.0%, 5/15/27	800,000	846,200

	Principal amount	Value
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16	$330,000	$339,870
3.4%, 9/01/17	415,000	425,570
York County, Hospital Authority #1, Revenue, Refunding,
Hearthstone Project
2.2%, 6/01/12	200,000	201,768
2.7%, 6/01/13	150,000	152,748
York County, York Public School District #12, Refunding, Series 2010
0.75%, 12/15/12	220,000	219,888
		72,188,218
North Dakota — 1.0%
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21	795,000	844,497
Ohio — 1.2%
Akron, General Obligation, Series 2003
5.0%, 12/01/17	1,030,000	1,110,803
Puerto Rico — 3.9%
Commonwealth, General Obligation, Refunding
FGIC Insured, 5.5%, 7/01/11	990,000	990,109
Series A, Assured Guaranty Insured
5.0%, 7/01/15	845,000	921,489
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,031,240
Municipal Finance Agency, General Obligation, 2002 Series A,
FSA Insured, 5.25%, 8/01/16	500,000	511,740
		3,454,578

	Principal amount or shares	Value
Virginia — 1.2%
Chesterfield County, General Obligation, Refunding, Series 2005B
5.0%, 1/01/17	$975,000	$1,097,421
Wisconsin — 1.7%
Milwaukee County, General Obligation, Refunding, Series 2005A
5.0%, 12/01/20	1,405,000	1,552,399
Total Municipal Bonds
(Cost $84,217,019)		86,819,241

SHORT-TERM SECURITIES — 2.1%
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.01%(a)
(Cost $1,903,096)	1,903,096	1,903,096
Total Investments in Securities
(Cost $86,120,115)		88,722,337
Other Assets Less Other Liabilities — 1.1%		994,085
Net Assets — 100.0%		$89,716,422
Net Asset Value Per Share		$10.26

(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.

See Notes to Schedules of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2011 • (UNAUDITED)

U.S. TREASURY — 98.6%†	Principal amount	Value
U.S. Treasury Bill
0.03% 7/07/11	$8,000,000	$7,999,967
0.00% 8/04/11	34,000,000	34,000,000
0.03% 8/11/11	28,000,000	27,998,979
0.05% 11/25/11	19,000,000	18,996,509
Total U.S. Treasury		88,995,455

SHORT-TERM
SECURITIES — 1.7%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	1,506,999	$1,506,999
Wells Fargo Advantage 100% Treasury Money Market Fund -
Service Class 0.01%(a)	52,556	52,556
Total Short-Term Securities		1,559,555
Total Investments in Securities
(Cost $90,555,010)		90,555,010
Other Liabilities in Excess of Other Assets — (0.3%)		(255,638)
Net Assets — 100.0%		$90,299,372
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2011.

See Notes to Schedules of Investments

 Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•
The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)	Significant Accounting Policies

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

(3)	Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Balanced, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research and Hickory Funds is $612,911,851, $410,132,006, $11,023,526 and $285,645,189, respectively.

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$148,331,405	$108,888,809	$98,157,237	$877,030	$69,023,241	$10,906,109	$31,810,803	$2,713,189
Depreciation	(25,533,640)	(21,746,577)	(7,417,487)	(386,349)	(10,767,111)	(1,371,047)	(1,303,298)	(110,967)
Net	$122,797,765	$87,142,232	$90,739,750	$490,681	$58,256,130	$9,535,062	$30,507,505	$2,602,222

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2011, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Value	Partners Value	Partners III	Hickory
Adelphia Recovery Trust, Series ACC-7	7/25/02	$494,900	$300,300	$-	$-
CIBL, Inc.	9/09/96	-	-	-	94,596
Continental Resources	1/28/87	-	-	41,438	-
ICTC Group, Inc. – CL A	9/09/96	-	-	-	297,286
Intelligent Systems Corp.	12/03/91	-	-	2,899,379	-
LICT Corp.	9/09/96	-	-	-	2,228,509
Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,940,817	$2,620,391
Value at 6/30/11		$-	$-	$3,396,000	$2,991,483
Percent of net assets at 6/30/11		0.0%	0.0%	0.7%	0.9%

(5)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2011	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2011	Value June 30, 2011	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 3,064,500	$ -	$ -

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(6)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities (common and preferred stock).  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate bonds.  The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they woud be categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-through’s.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-through’s include to-be-announce (TBA) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-through’s are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$175,562,686	$-	$-	$175,562,686
Consumer Discretionary	164,515,500	-	-	164,515,500
Financials	132,257,164	-	-	132,257,164
Industrials	91,472,150	-	-	91,472,150
Consumer Staples	90,646,900	-	-	90,646,900
Materials	78,218,250	-	-	78,218,250
Energy	54,860,761	-	-	54,860,761
Short-Term Securities	121,523,474	-	-	121,523,474
Total Investments in Securities	$909,056,885	$-	$-	$909,056,885

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$168,141,820	$-	$-	$168,141,820
Financials	129,594,100	-	-	129,594,100
Information Technology	116,045,355	-	-	116,045,355
Energy	55,443,060	-	-	55,443,060
Materials	53,278,232	-	-	53,278,232
Health Care	46,747,620	-	-	46,747,620
Industrials	18,041,950	-	-	18,041,950
Consumer Staples	8,455,500	-	-	8,455,500
Short-Term Securities	104,306,446	-	-	104,306,446
Total Investments in Securities	$700,054,083	$-	$-	$700,054,083

Liabilities:
Options Written	$-	$(56,000)	$-	$(56,000)

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$126,660,350	$-	$-	$126,660,350
Financials	99,533,028	-	-	99,533,028
Information Technology	83,155,760	-	-	83,155,760
Energy	43,317,848	-	-	43,317,848
Health Care	33,106,051	-	-	33,106,051
Industrials	28,654,950	3,064,500	-	31,719,450
Materials	22,800,532	-	-	22,800,532
Consumer Staples	9,144,300	-	-	9,144,300
Telecommunication Services	-	-	331,500	331,500
Put Options	-	563,000	-	563,000
Short-Term Securities	50,539,937	-	-	50,539,937
Total Investments in Securities	$496,912,756	$3,627,500	$331,500	$500,871,756

Liabilities:
Securities Sold Short	$(56,032,900)	$-	$-	$(56,032,900)
Options Written	$-	$(289,500)	$-	$(289,500)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$3,947,711	$-	$-	$3,947,711
Information Technology	2,978,554	-	-	2,978,554
Financials	1,176,108	-	-	1,176,108
Materials	564,184	-	-	564,184
Energy	547,492	-	-	547,492
Industrials	292,626	-	-	292,626
Consumer Staples	177,002	-	-	177,002
Health Care	159,450	-	-	159,450
Short-Term Securities	1,671,080	-	-	1,671,080
Total Investments in Securities	$11,514,207	$-	$-	$11,514,207

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$109,712,299	$-	$587,925	$110,300,224
Financials	44,519,639	-	-	44,519,639
Health Care	26,186,119	-	-	26,186,119
Materials	24,790,850	-	-	24,790,850
Industrials	17,446,050	-	-	17,446,050
Energy	13,644,800	-	-	13,644,800
Information Technology	9,067,800	-	-	9,067,800
Consumer Staples	7,730,652	-	-	7,730,652
Telecommunication Services	-	2,257,230	146,328	2,403,558
Short-Term Securities	87,811,627	-	-	87,811,627
Total Investments in Securities	$340,909,836	$2,257,230	$734,253	$343,901,319

Liabilities:
Options Written	$-	$(275,500)	$-	$(275,500)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$10,749,730	$-	$-	$10,749,730
Financials	10,251,775	-	-	10,251,775
Information Technology	9,238,390	-	-	9,238,390
Materials	7,510,505	-	-	7,510,505
Consumer Staples	5,531,020	-	-	5,531,020
Industrials	4,372,565	-	-	4,372,565
Energy	3,186,585	-	-	3,186,585
Health Care	2,969,425	-	-	2,969,425
Corporate Bonds	-	5,602,297	-	5,602,297
Mortgage-Backed Securities	-	4,874,055	-	4,874,055
Asset-Backed Securities	-	501,230	-	501,230
Taxable Municipal Bonds	-	321,441	-	321,441
Government Agency	-	1,528,542	-	1,528,542
Short-Term Securities	19,249,856	-	-	19,249,856
Total Investments in Securities	$73,059,851	$12,827,565	$-	$85,887,416

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$435,408,307	$-	$435,408,307
Mortgage-Backed Securities	-	488,564,783	-	488,564,783
Asset-Backed Securities	-	4,511,074	-	4,511,074
Taxable Municipal Bonds	-	18,516,331	-	18,516,331
U.S. Treasury and Government Agency	-	144,711,074	-	144,711,074
Common Stocks	19,326,027	-	-	19,326,027
Short-Term Securities	233,612,694	-	-	233,612,694
Total Investments in Securities	$252,938,721	$1,091,711,569	$-	$1,344,650,290

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Arizona	$-	$1,035,300	$-	$1,035,300
Florida	-	2,221,460	-	2,221,460
Hawaii	-	1,023,150	-	1,023,150
Illinois	-	2,276,377	-	2,276,377
Minnesota	-	15,038	-	15,038
Nebraska	-	72,188,218	-	72,188,218
North Dakota	-	844,497	-	844,497
Ohio	-	1,110,803	-	1,110,803
Puerto Rico	-	3,454,578	-	3,454,578
Virginia	-	1,097,421	-	1,097,421
Wisconsin	-	1,552,399	-	1,552,399
Short-Term Securities	1,903,096	-	-	1,903,096
Total Investments in Securities	$1,903,096	$86,819,241	$-	$88,722,337

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$88,995,455	$-	$-	$88,995,455
Short-Term Securities	1,559,555	-	-	1,559,555
Total Investments in Securities	$90,555,010	$-	$-	$90,555,010

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.

At June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Partners III	Hickory
	Investments in Securities	Investments in Securities
Common Stocks:
Beginning balance, March 31, 2011	$331,500	$619,683
Net realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)	-	114,570
Net purchases (sales)	-	-
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-
Ending balance, June 30, 2011	$331,500	$734,253
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period	$-	$114,570

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:    August 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:    August 2, 2011